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                                                             [LOGO]
                                                       THE HARTFORD



May 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:     Fortis Benefits Insurance Company
        Variable Account D ("Registrant")
        Fortis Income Preferred Variable Annuity
        File No. 333-79701


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

  1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

  2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 15, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-3991.


Sincerely,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Specialist